Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Interest income:
Loans, including fees	$ 18,361
Investment securities-taxable	3,832
Investment securities-non taxable	725
Other short term investments	84
Total interest income	23,002
Interest expense:
Deposits	3,122
Securities sold under agreement to repurchase	35
Other borrowed money	2,271
Total interest expense	5,428
Net interest income	17,574
Provision for loan losses	496
Net interest income after provision for loan losses	17,078
Non-interest income:
Deposit service charges	1,562
Mortgage origination fees	4,242
Investment advisory fees and non-deposit commissions	651
Gain on sale of securities	26
Gain (loss) on sale of other assets	(89)
Other-than-temporary-impairment write-down on securities	(200)
Fair value gain (loss) adjustments	(58)
Loss on early extinguishment of debt	(217)
Other	2,038
Total non-interest income	7,955
Non-interest expense:
Salaries and employee benefits	11,152
Occupancy	1,358
Equipment	1,168
Marketing and public relations	478
FDIC Insurance assessments	597
Other real estate expense	1,010
Amortization of intangibles	204
Other	3,478
Total non-interest expense	19,445
Net income before tax	5,588
Income taxes	1,620
Net income	3,968
Preferred stock dividends	557
Preferred stock redemption costs	119
Net income available to common shareholders	$ 3,292
Basic earnings per common share (in dollars per share)	$ 0.79
Diluted earnings per common share (in dollars per share)	$ 0.79